Income Taxes - Profit (Loss) Before Income Taxes and Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	¥ (403,300)	¥ 1,317,640	¥ 1,642,384
Income tax expense (benefit):
Current taxes	214,079	527,998	625,158
Deferred taxes	(264,356)	(113,392)	(165,364)
Total	(50,277)	414,606	459,794
Japan [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	(800,827)	180,912	148,651
Income tax expense (benefit):
Current taxes	(17,268)	28,922	19,081
Deferred taxes	(187,375)	(3,821)	34,265
Total	(204,643)	25,101	53,346
Foreign [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	397,527	1,136,728	1,493,733
Income tax expense (benefit):
Current taxes	231,347	499,076	606,077
Deferred taxes	(76,981)	(109,571)	(199,629)
Total	¥ 154,366	¥ 389,505	¥ 406,448